CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Revenues	₩ 405,953	₩ 360,967	₩ 286,770
Online games	89,545	42,322	39,453
Mobile games	298,324	301,903	239,489
Other revenue	18,084	16,742	7,828
Cost of revenues	239,045	265,788	210,044
Gross profit	166,908	95,179	76,726
Selling, general and administrative expenses	(62,400)	(36,873)	(34,820)
Research and development	(15,034)	(9,503)	(8,018)
Other income	658	353	122
Other expenses	(1,764)	(493)	(642)
Operating profit	88,368	48,663	33,368
Finance income	3,476	4,187	2,073
Finance costs	(3,833)	(1,594)	(1,002)
Profit before income tax	88,011	51,256	34,439
Income tax expenses	25,455	11,526	3,053
Profit for the year	62,556	39,730	31,386
Items that may be subsequently reclassified to income or loss
Foreign currency translation adjustments	(1,319)	136	178
Total comprehensive income (loss) for the year	61,237	39,866	31,564
Profit (loss) attributable to:
Owners of the Parent Company	62,703	39,876	31,443
Non‑controlling interest	(147)	(146)	(57)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	61,384	40,012	31,621
Non-controlling interest	₩ (147)	₩ (146)	₩ (57)
Earnings per share (in Korean won)
Basic earnings per share	₩ 9,023	₩ 5,738	₩ 4,525
Diluted earnings per share	₩ 9,023	₩ 5,738	₩ 4,525